Supplemental Consolidated Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Allowance for valuation of inventory [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 5,709	$ 5,719	$ 4,028
Charged to Expense	3,772		1,691
Deductions		10
Balance at End of Period	9,481	5,709	5,719
Allowance for uncollectible pawn service charges receivable [ Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	9,949	8,521	5,315
Charged to Other Accts	771	1,428	3,206
Balance at End of Period	10,720	9,949	8,521
Allowance for uncollectible signature loan fees receivables [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	326	461	581
Charged to Other Accts	165	(135)	(120)
Balance at End of Period	491	326	461
Allowance for valuation of deferred tax assets [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	1,273	0	233
Charged to Expense	152	1,273
Deductions			233
Balance at End of Period	1,425	1,273	0
Allowance for uncollectible auto title loan fees receivable [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	105	21	0
Charged to Other Accts	(25)	84	21
Balance at End of Period	$ 80	$ 105	$ 21